Note 7 - Income Taxes - Schedule of Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Tax benefit at the U.S. federal statutory rate, amount			$ (2,396)	$ (3,239)
Tax benefit at the U.S. federal statutory rate, percent			21.00%	21.00%
Tax rate change, amount			$ 0	$ 0
Tax rate change, percent			0.00%	0.00%
Permanent differences, amount			$ 5	$ 1,697
Permanent differences, percent			(0.05%)	(11.01%)
Return to provision, amount			$ (44)	$ (69)
Return to provision, percent			0.39%	0.45%
Change in state rate, amount			$ 234	$ (190)
Change in state rate, percent			(2.05%)	1.23%
State tax (net of federal benefit), amount			$ (63)	$ (192)
State tax (net of federal benefit)			0.55%	1.24%
Valuation allowance, amount			$ 2,264	$ 1,993
Valuation allowance, percent			(19.84%)	(12.91%)
Effective income tax rate, Total, amount	$ 0	$ 0	$ 0	$ 0
Effective income tax rate			0.00%	0.00%